Profit for the Year - Summary of Profit for the Year (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Defined contribution plan	$ 11,741	$ 8,828	$ 6,759
Wages, salaries, bonus and other benefits	327,942	246,724	180,707
Gain on disposal of a subsidiary	0	731	0
Share of profit from an associate	101	196	0
Finance Cost [Abstract]
Interest on bank loans	6,666	1,344	1,410
Interest expense on lease liabilities	1,529	1,559	1,383
Accretion on provision for reinstatement cost	160	141	100
Others	59	14	0
Professional fees	3,737	6,135	1,661
Equity-settled share-based payment expense	5,204	0	0
Cash-settled share-based payment expense	199	0	0
Forfeiture of office lease deposit	0	1,094	0
Gain on early termination of right-of-use assets	0	(171)	(21)
Utilities expense (included in other operating expenses)	2,131	1,953	2,080
Foreign exchange (gain) loss - net (included in other operating expenses)	$ (1,375)	$ 1,753	$ 2,118